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K&L|GATES                        Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                 1601 K Street NW
                                 Washington, DC 20006-1600

                                 T 202.778.9000    www.klgates.com

                                                  Diane E. Ambler
                                                  202.778.9886
                                                  Fax: 202.778.9100
                                                  diane.ambler@klgates.com
March 13, 2013

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

   Re:  MetLife Insurance Company of Connecticut
        Pre-Effective Amendment No. 1
        Form S-3 Registration Statement
        File No. 333-185333

Dear Sir or Madam:

   On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Pre-Effective Amendment No. 1 on Form S-3 (the "Amendment") with respect to the MetLife Shield Level Selector Annuity Contract (f/k/a MetLife Flex Market Shield Annuity Contract).

   The purposes of the Amendment are to address comments provided by Sonny Oh on February 11, 2013 on the initial registration statement filed on December 7, 2012 and to make minor conforming changes. MICC anticipates filing a 2/nd/ pre-effective amendment in early April to include the required financial statements and auditor consent.

   The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act.

   This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices. Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

                                                  Sincerely,

                                                  /s/ Diane E. Ambler

                                                  Diane E. Ambler

Enclosure

cc Sonny Oh, SEC